ADVANCES RELATED PARTY (Details Narrative) - USD ($)		1 Months Ended				12 Months Ended
	Oct. 11, 2023	Oct. 31, 2023	Oct. 24, 2023	Aug. 28, 2023	Apr. 17, 2023	Dec. 31, 2023	Mar. 31, 2022
Statement [Line Items]
Share price per share							$ 2.06
Notes payable related parties [Member]
Statement [Line Items]
Remittances and accrued interest for new note						As of December 31, 2023 a total of $750,000 was received under the second note and the accrued interest was 15,479
Issue of initial note			$ 1,000,000		$ 1,000,000
Additional investment				1,000,000
Share price per share				$ 1.00
Number of share issue				2,000,000
Conversion of note				$ 1,000,000
Initial remittance receive	$ 500,000
Remittance receive		$ 250,000